Company Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Other assets	$ 32	$ 34		$ 47	[1]
Trade and other receivables and prepayments, net	20	23		22	[1]
Total non-current assets	9,343	9,053		8,878	[1]
Current assets
Other assets	13	35		0	[1]
Trade and other receivables and prepayments, net	355	510		477	[1]
Cash and cash equivalents	1,592	2,471	$ 1,785	2,676	[1]		$ 1,239	$ 1,284
Total current assets	1,992	3,047		3,180	[1]
Total assets	11,335	12,100		12,058	[1]
EQUITY
Share capital	81	81		81
Reserves	2,648	4,365		4,328
Total equity	2,729	4,446	$ 3,456	4,409		$ 4,562	$ 4,538	$ 5,007
Non-current liabilities
Borrowings	7,073	5,608		5,562
Total non-current liabilities	7,215	5,756		5,706
Current liabilities
Total current liabilities	1,391	1,898		1,943
Total liabilities	8,606	7,654		7,649
Total equity and liabilities	11,335	12,100		12,058
Net current assets	601	1,149		1,237
Total assets less current liabilities	$ 9,944	10,202		10,115
Parent Company [Member]
Non-current assets
Interests in subsidiaries		1,129		1,951	[2]
Note receivable from a subsidiary		5,919		5,239	[2]
Other assets		0		15	[2]
Trade and other receivables and prepayments, net		0		39	[2]
Total non-current assets		7,048		7,244	[2]
Current assets
Other assets		35		0	[2]
Trade and other receivables and prepayments, net		96		64	[2]
Cash and cash equivalents		216		279	[2]
Total current assets		347		343	[2]
Total assets		7,395		7,587	[2]
EQUITY
Share capital		81		81	[2]
Reserves		1,738		1,954	[2]
Total equity		1,819		2,035	[2]
Non-current liabilities
Borrowings		5,461		5,427	[2]
Other payables		1		0	[2]
Total non-current liabilities		5,462		5,427	[2]
Current liabilities
Other payables		114		125	[2]
Total current liabilities		114		125	[2]
Total liabilities		5,576		5,552	[2]
Total equity and liabilities		7,395		7,587	[2]
Net current assets		233		218	[2]
Total assets less current liabilities		$ 7,281		$ 7,462	[2]

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
[2]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.